TAXATION - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carry forwards	¥ 3,108,434	¥ 3,045,224
Advertising expenses	231,505	173,525
Allowance for accounts receivable	10,727	2,663
Accrued expenses and others	21,490	1,760
Less: valuation allowance	(3,372,156)	(3,223,172)	¥ (2,830,917)	¥ (2,195,870)
Deferred tax liabilities
Identifiable intangible assets from business combination	16,979	21,988
Total deferred tax liabilities	¥ 16,979	¥ 21,988